Share capital and additional paid-in capital (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Apr. 20, 2023
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	906,455,100
Class A Issued Capital [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	462,292,111
Description of par value rights	par value of one peso each and the right to one vote per share
Class B Issued Capital [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	442,566,330
Description of par value rights	par value of one peso each and the right to one vote per share
Class C Issued Capital [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,596,659
Description of par value rights	par value of one peso each and the right to one vote per share
Ordinary And Extraordinary Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares converted		355,945